Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (266,695)	$ (48,243)	$ (13,065)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	800	45	16
Amortization of operating lease right-of-use asset	2,383	704
Changes in fair value of warrant liabilities	(212)	238
Investment loss		13
Loss of impairment on investments		2,959
Impairment of property and equipment	3,183
Inventory write-downs	16,107
Allowance for expected credit loss	85,431
Financial expenses on PIPE	30,000	3,863
Gain from dissolution of a subsidiary	90
Interests on loans from a third party	3,578
Gain on settlement of amounts due to a related party			(62)
Gain on settlement of loans from a third party		(658)
Gain on settlement of payables associated with litigations		(1,053)
Individual income tax expenses of settlement of employee lawsuits		1,498
Share-based compensation	23,338	3,197
Accounts payable exemption treated as capital injection	2,440
Changes in assets and liabilities:
Accounts receivable, current	(6,269)
Advance to supplier	13,777	(1,476)
Inventories	2,635	(1,670)
Prepaid expenses and other current assets	(54,447)	(11,412)	438
Accounts receivable, non-current	(3,829)
Amounts due from/due to related parties	53	(11,507)	295
PIPE escrow account	15,000	(100,000)
Operating lease	(1,671)	(564)
Accounts payable	(4,134)	(2,456)	249
Advance from customers	383
Accrued expenses and other current liabilities	13	(11,490)	6,022
Net cash used in operating activities	(138,046)	(178,012)	(6,107)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(5,509)	(1,207)
Purchases of intangible asset	(41)	(7)
Cash consideration for purchase of non-controlling interests			(22)
Loan to a related party	(15,679)	(1,490)
Recovery of loan to related parties		5,841
Loan to a third party		(7,000)
Purchases of long-term investments		(2,972)
Net cash used in investing activities	(21,229)	(6,835)	(22)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current		2,359	6,151
Loan proceeds from related parties, noncurrent		5,045
Repayments of loan from a related party	(4,658)
Proceeds from convertible debt		2,229
Repayments of convertible debt		(2,229)
Loan proceeds from third parties		272
Repayments of loan from third parties	(7,909)	(6,150)
Payments of offering costs		(15,076)
Proceeds from issuance of ordinary shares		3	31
Cash acquired on reverse recapitalization		9
Proceeds from PIPE		400,000
Payments of financial expenses	(15,000)
Proceeds from execution of warrants	588	6,748
Net cash provided by financing activities	(26,979)	393,210	6,182
Effect of exchange rate changes	(2,366)	3,587	1
Net (decrease)/increase in cash and cash equivalents	(188,620)	211,950	54
Cash and cash equivalents and restricted cash, at beginning of the period	212,010	60	6
Cash and cash equivalents and restricted cash, at end of the period	23,390	212,010	60
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu		3,338
Repayments of Magic loan by My Car		3,056
Expenses paid by the Company on behalf of related parties		6,083
Expenses paid by related parties on behalf of the Company	53	3,224
The claim on My Car transferred to Mr. Nan Wu		1,490
Settlement of Puluo Debts (Note 24)			168,661
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$ 748	$ 84